Summary of Significant Accounting Policies - Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	1,229,302	1,013,536	1,350,625	696,838
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive		662,921		324,184
Warrant [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	990,000	4,159	961,667	2,034
Stock options [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	222,635	345,164	329,395	369,092
Convertible Notes [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive			58,824
Unvested restricted stock units [Member]
Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders [Line Items]
Common stockholders, anti-dilutive	16,667	1,292	739	1,528